Cash, Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Cash, Cash Equivalents and Short-term Investments
Schedule of cash, cash equivalents and short-term investments

	As of December 31,
	2021	2022

	(In US$ thousands)
Cash and cash equivalents:
Cash	$2,423,703	$2,690,768
Short-term investments:
Bank time deposits	603,838	268,233
Wealth management products	107,224	212,195
Subtotal	711,062	480,428
Total cash, cash equivalents and short-term investments	$3,134,765	$3,171,196